Note 25 - Current allowances and provisions - (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provision for the ongoing litigation related to the acquisition of participation in Usiminas	$ 25,579	$ 89,371
Usiminas [member]
Disclosure of other provisions [line items]
Provision for the ongoing litigation related to the acquisition of participation in Usiminas	$ 114,900	$ 89,400